FAIR VALUE MEASUREMENTS - Significant unobservable inputs used in the fair value measurement (Details) - ClickHouse Inc - Level 3 - Fair Value, Nonrecurring	Dec. 31, 2025 Y $ / shares
Price per share in the recent financing transaction
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	72.5
Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.65
Estimated time to liquidity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	3